Intangible assets (Tables)	3 Months Ended
Mar. 31, 2026
Intangible assets [abstract]
Schedule of intangible assets

Intangible assets as at March 31, 2026, are as follows:

Cost	Lucid
$
As at December 31, 2025, and March 31, 2026	6,314,571

Accumulated amortization	$
As at December 31, 2025	1,801,364
Amortization	103,725
As at March 31, 2026	1,905,089

Net book value
As at March 31, 2026	4,409,482
As at December 31, 2025	4,513,207